Transfers of financial assets and variable interest entities (Details 3) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed rate assumed used for projecting payments over the life of a residential mortgage loan (as a percent)	100.00%
Prepayment rate per annum of the outstanding principal balance of mortgage loans in the first month assuming 100% prepayment (as a percent)	0.20%
Prepayment rate per annum of the outstanding principal balance of mortgage loans after the first month assuming 100% prepayment (as a percent)	0.20%
Constant prepayment rate assumed using a 100% prepayment assumption (as a percent)	6.00%
CMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 997	SFr 566
Weighted-average life, in years	8 years 10 months 24 days	3 years 7 months 6 days
CMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	2.00%	1.00%
Expected credit losses (rate per annum), in % (as a percent)	0.70%	1.00%
CMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	5.70%	11.00%
Expected credit losses (rate per annum), in % (as a percent)	3.40%	2.00%
CMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 975	SFr 501
CMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	22	65
RMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 1,018	SFr 1,865
Weighted-average life, in years	8 years 7 months 7 days	4 years 7 months 7 days
RMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	4.50%	1.50%
Cash flow discount rate (rate per annum), in % (as a percent)	1.70%	2.00%
Expected credit losses (rate per annum), in % (as a percent)	0.50%	2.60%
RMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	27.70%	23.00%
Cash flow discount rate (rate per annum), in % (as a percent)	13.60%	17.00%
Expected credit losses (rate per annum), in % (as a percent)	12.50%	14.00%
RMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 826	SFr 1,720
RMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 192	SFr 145